Stock-Based Compensation (Details) - USD ($)			1 Months Ended			3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 05, 2022	Oct. 03, 2022	Oct. 27, 2022	Aug. 30, 2021	Nov. 30, 2015	Oct. 31, 2022	Oct. 31, 2021	Dec. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Stock-Based Compensation (Details) [Line Items]
Recognized stock-based compensation expense									$ 98,000	$ 399,500
Unamortized compensation cost									$ 97,972	$ 195,835
Stock options exercisable shares (in Shares)									7,551,179	6,091,863
Stock options exercisable amount									$ 110,380	$ 91,978
Stock issued (in Shares)				12,650,000
Expiration date	Dec. 15, 2022
DIGERATI TECHNOLOGIES, INC [Member]
Stock-Based Compensation (Details) [Line Items]
Stock based compensation, description						The Plan authorizes the grant of up to 7.5 million stock options, restricted common shares, non-restricted common shares and other awards to employees, directors, and certain other persons. The Plan is intended to permit the Company to retain and attract qualified individuals who will contribute to the overall success of the Company. The Company’s Board of Directors determines the terms of any grants under the Plan. Exercise prices of all stock options and other awards vary based on the market price of the shares of common stock as of the date of grant. The stock options, restricted common stock, non-restricted common stock, and other awards vest based on the terms of the individual grant.During the three months ended October 31, 2022 and October 31, 2021, the Company did not issue any new stock options. The Company recognized approximately $22,996 and $23,394 in stock-based compensation expense for stock options to employees for the three months ended October 31, 2022, and 2021, respectively.		●7,858,820 shares of common stock to various employees for services in lieu of cash compensation and as part of the Company’s Non-Standardized profit-sharing plan. The Company recognized stock-based compensation expense of $264,712 equivalent to the value of the shares calculated based on the share’s closing price at the grant dates. ● 4,230,000 options to purchase common shares to various employees with an exercise price ranging from $0.042 to $0.1475 per share and a term of 5 years. At issuance, 200,000 of the options vested, 400,000 of the options will vest equally over a period of two years, and 3,630,000 of the options will vest equally over a period of three years. At issuance the stock options had a fair market value of $267,343.
Recognized stock-based compensation expense						$ 22,996	$ 23,394
Unamortized compensation cost						$ 74,976	$ 172,441
Stock options exercisable shares (in Shares)						7,766,613			7,551,179
Stock options exercisable amount						$ 212,330			$ 110,380
Stock issued (in Shares)									1,150,000
Expiration date		Jul. 03, 2023	Jul. 26, 2023						Jul. 31, 2025
Stock option exercise price (in Dollars per share)									$ 0.11
DIGERATI TECHNOLOGIES, INC [Member] | 2015 Equity Compensation Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock options authorizes to grant (in Shares)					7,500,000	7,500,000
Various Employees [Member]
Stock-Based Compensation (Details) [Line Items]
Closing stock price, description									The aggregate intrinsic value (the difference between the Company’s closing stock price on the last trading day of the period and the exercise price, multiplied by the number of in-the-money options) of the 9,130,000 and 9,230,000 stock options outstanding at July 31, 2022 and July 31, 2021 was $191,722 and $392,891, respectively.
Various Employees [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Stock-Based Compensation (Details) [Line Items]
Closing stock price, description						The aggregate intrinsic value (the difference between the Company’s closing stock price on the last trading day of the period and the exercise price, multiplied by the number of in-the-money options) of the 9,130,000 and 9,130,000 stock options outstanding as of October 31, 2022, and July 31, 2022, was $320,160 and $191,722, respectively.